Notes Payable, Line of Credit and Repurchase Agreements (Details) (USD $)						12 Months Ended										12 Months Ended																					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2012 Fixed rate debt	Dec. 31, 2012 Fixed rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031	Dec. 31, 2012 Fixed rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031 Minimum	Dec. 31, 2012 Fixed rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031 Maximum	Dec. 31, 2012 Fixed rate debt Notes payable, fixed rate debt maturing from July 2019 to September 2022	Dec. 31, 2012 Fixed rate debt Notes payable, fixed rate debt maturing from July 2019 to September 2022 Minimum	Dec. 31, 2012 Fixed rate debt Notes payable, fixed rate debt maturing from July 2019 to September 2022 Maximum	Dec. 31, 2012 Long-Term Debt, Percentage Bearing Variable Interest Swapped For Fixed Interest, Amount [Member]	Dec. 31, 2012 Variable rate debt	Dec. 31, 2012 Variable rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031 LIBOR	Dec. 31, 2012 Variable rate debt Fixed rate debt, variable rate debt fixed through the use of interest rate swaps	Dec. 31, 2012 Credit facility	Dec. 31, 2012 Credit facility Revolving credit facility	Dec. 31, 2012 Credit facility Revolving credit facility One-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility One-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Two-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Two-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Three-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Three-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Six-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Six-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Federal funds rate plus	Dec. 31, 2012 Credit facility Revolving credit facility Eurodollar rate	Dec. 31, 2012 Credit facility Revolving credit facility Eurodollar rate plus one percent plus Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Eurodollar rate plus one percent plus Maximum	Dec. 31, 2012 Credit facility Term loan	Dec. 31, 2012 Credit facility Term loan LIBOR Minimum	Dec. 31, 2012 Credit facility Term loan LIBOR Maximum	Dec. 31, 2012 Credit facility Letter of credit	Dec. 31, 2012 Credit facility Swingline loans	Feb. 24, 2011 Credit facility Fixed rate debt, variable rate debt fixed through the use of interest rate swaps Term loan LIBOR	Dec. 31, 2012 Credit facility Company leverage ratio Term loan	Dec. 31, 2012 Repurchase agreements
Debt Instrument [Line Items]
Notes payable and line of credit	$ 1,757,322,000		$ 1,767,591,000		$ 1,400,000,000							$ 77,600,000	$ 4,300,000			$ 319,100,000
Gross real estate and related assets securing debt	2,500,000,000															636,100,000
Debt, weighted average interest rate						5.68%										5.39%	3.71%
Debt instrument, weighted average years to maturity																3 years 7 months 6 days
Fixed rate debt, interest rate							3.15%	7.22%		3.90%	4.67%				3.15%
Basis spread														2.75%				2.75%	4.00%	2.75%	4.00%	2.75%	4.00%	2.75%	4.00%	0.50%	1.00%	1.75%	3.00%		2.75%	4.00%				3.50%
Note payable, issued amount									81,900,000						32,400,000
Debt repayments						152,400,000																															65,000,000
Hyper-amortization provision, basis spread				2.00%
Hyper-amortization provision, extension term				20 years
Hyper-amortization provision, percentage of rent payments collected applied to escrow or reserve account				100.00%
Debt borrowings																																					10,700,000
Senior unsecured credit facility [Abstract]
Senior unsecured credit facility, current borrowing capacity																350,000,000	238,900,000													111,100,000			476,000	20,000,000
Percentage of total borrowing that may be used for issuing																																	15.00%
Minimum withdrawal																																		100,000
Maximum borrowing capacity																450,000,000
Maximum borrowing capacity, minimum withdrawal																25,000,000
Line of credit facility, increase, additional borrowings																197,000,000
Senior unsecured credit facility, repayments																171,000,000
Senior unsecured credit facility, outstanding																	208,000,000													111,100,000
Fixed interest rate through derivatives																																			1.44%
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	324,253,000	[1]
2014	49,366,000	[1]
2015	286,808,000	[1]
2016	199,352,000	[1]
2017	716,925,000	[1]
Thereafter	189,011,000	[1]
Total	1,765,715,000	[1]
Fair value adjustment net of mortgage notes assumed	$ 8,400,000

[1]	Principal payment amounts reflect actual payments based on face amount of notes payable. As of December 31, 2012, the fair value adjustment, net of amortization of mortgage notes assumed was $8.4 million.